                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

1.      Name and address of issuer:

                 Security Equity Life Insurance Co Separate Account 13
                 Area 10
                 Madison Avenue
                 New York, NY  10010

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

                 General American Capital Company Money Market Fund Evergreen VA Fund
                 Evergreen VA Foundation Fund
                 Evergreen VA Growth and Income Fund
                 Fidelity Growth Fund
                 Fidelity High Income Fund
                 Fidelity Investment Grade Bond Fund
                 Fidelity Asset Manager Fund
                 Fidelity Index 500 Fund
                 Fidelity Overseas Fund
                 Fidelity Equity Income Fund
                 Fidelity Contrafund
                 Janus Aspen Series Growth Fund
                 Janus Aspen Series Worldwide Growth Fund
                 Russell Multi Style Fund
                 Russell Aggressive Equity Fund
                 Russell Non-US Fund
                 Russell Core Bond Fund

3.      Investment Company Act File Number:
                 811-8938
        Securities Act File Number:
                 33-88524

4(a).   Last day of fiscal year for which this Form is filed:
                 12/31/02

4(b).   / /      Check box if this Form is being filed late (i.e., more
                 than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).   / /      Check box if this is the last time the issuer will be filing this Form.

5.      Calculation of registration fee:

        (i)      Aggregate sale price of securities sold during
                 the fiscal year pursuant to section 24(f):            $4447591
                                                                       --------

        (ii)     Aggregate price of securities redeemed or
                 repurchased during the fiscal year:                   $4140986
                                                                       --------

        (iii)    Aggregate price of securities redeemed
                 or repurchased during any prior fiscal year
                 ending no earlier than October 11, 1995 that
                 were not previously used to reduce registration
                 fees payable to the Commission:                             $0
                                                                             --

        (iv)     Total available redemption credits
                 [add Items 5(ii) and 5(iii)]:                       - $4140986
                                                                       --------

        (v)      Net sales -- if Item 5(i) is greater than
                 Item 5(iv) [subtract Item 5(iv) from
                 Item 5(i)]:                                            $306605
                                                                        -------


        (vi)     Redemption credits available for use in
                 future years--if Item 5(i) is less than
                 Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:           $(0)
                                                                            ---

        (vii)    Multiplier for determining registration
                 fee (See Instruction C.9):                         x  .0000809
                                                                    -  --------

        (viii)   Registration fee due [multiply Item 5(v) by
                 Item 5(vii)] (enter "0" if no fee is due):            = $24.80
                                                                         ------

6.      Prepaid Shares

        If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: N/A. If there is a number of shares or other units that
                       ---
        were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
        N/A
        ---

7.      Interest due -- if this Form is being filed more than
        90 days after the end of the issuer's fiscal year
        (see Instruction D):                                                = 0
                                                                              -

8.      Total of the amount of the registration fee due plus any
        interest due [line 5(viii) plus line 7]:                       = $24.80
                                                                         ------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: 3/19/03
                 Method of Delivery:
                                                     Wire Transfer
                                                     Mail or other means

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.




By: Tim Klopfenstein, Vice President          By: Michelle Zarrilli, Director

Date: 03/20/2003

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